As filed with the Securities and Exchange Commission on November 20, 2007.

  File No. 033-58041
  File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 35  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 36  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Robert A. Nesher

c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

  Richard W. Grant, Esquire
  Morgan, Lewis & Bockius LLP
  1701 Market Street
  Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on December 11, 2007 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  on September 30, 2007 pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2)

If appropriate check the following box:

  ☒  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

The SEI Institutional Investments Trust's (the "Trust") Prospectus relating to the Screened World Equity Ex-US Fund is hereby incorporated by reference to Part A of Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257; Accession Number 0001104659-07-068129) filed with the SEC via EDGAR on September 10, 2007.

The Trust's Statement of Additional Information relating to the Screened World Equity Ex-US Fund is hereby incorporated by reference to Part B of Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257; Accession Number 0001104659-07-068129) filed with the SEC via EDGAR on September 10, 2007.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)  Registrant's Declaration of Trust, dated March 1, 1995, is herein incorporated by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 033-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(2)  Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(d)(3)  Amended Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(4)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(5)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(6)  Schedule B dated January 1, 1997 to the Investment Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management with respect to the Large Cap and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997.

(d)(7)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 25, 1998.

(d)(8)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 16, 1999.

(d)(9)  Investment Sub-Advisory Agreement dated September 22, 1999 between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2001.

(d)(10)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 1999.

(d)(11)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(12)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2000.

(d)(13)  Investment Sub-Advisory Agreement dated August 14, 2001 between SIMC and David J. Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2001.

(d)(14)  Investment Sub-Advisory Agreement dated October 2, 2000 between SIMC and Sanford C. Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2001.

(d)(15)  Investment Sub-Advisory Agreement dated March 12, 2002 between SIMC and Montag & Caldwell Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on March 29, 2002.

(d)(16)  Interim Investment Sub-Advisory Agreement dated October 17, 2007 between SIMC and Montag & Caldwell Inc. with respect to the Large Cap Fund is filed herewith.

(d)(17)  Investment Sub-Advisory Agreement dated March 14, 2002, between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on March 29, 2002.

(d)(18)  Investment Sub-Advisory Agreement dated December 13, 1999 between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(d)(19)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(d)(20)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(d)(21)  Investment Sub-Advisory Agreement dated December 9, 2002 between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(22)  Investment Sub-Advisory Agreement dated December 9, 2002 between SIMC and Martingale Asset Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(23)  Investment Sub-Advisory Agreement dated January 24, 2003 between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(24)  Investment Sub-Advisory Agreement dated March 11, 2003 between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(25)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(26)  Investment Sub-Advisory Agreement dated June 22, 1999 between SIMC and AllianceBernstein L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on May 16, 2003.

(d)(27)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(28)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap and Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (File No. 033-58041), filed with the SEC on October 28, 2005.

(d)(29)  Investment Sub-Advisory Agreement dated August 28, 2003 between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(30)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap and Large Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(31)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(32)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity, Global Managed Volatility and Large Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(33)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(34)  Assignment and Assumption Agreement between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(35)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(36)  Schedules A and B dated April 27, 2005 to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Small Cap, Small/Mid Cap Equity and Large Cap Funds are herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(37)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(38)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(39)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(40)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Alliance Capital Management L.P. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(41)  Schedules A and B to the Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P., with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(d)(42)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and McKinley Capital Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 29, 2003.

(d)(43)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(44)  Investment Sub-Advisory Agreement dated November 5, 2003 between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(45)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(46)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(47)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(48)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(49)  Investment Sub-Advisory Agreement dated September 30, 2003 between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on November 14, 2003.

(d)(50)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(51)  Investment Sub-Advisory Agreement between SIMC and ING Ghent Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(52)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management, Co. with respect to the Core Fixed Income Fund are herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(53)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management Co. with respect to the Emerging Markets Debt Fund are herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 28, 2006.

(d)(54)  Investment Sub-Advisory Agreement dated November 7, 2003 between SIMC and Metropolitan West Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on February 5, 2004.

(d)(55)  Investment Sub-Advisory Agreement dated March 31, 2004 between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration and Extended Duration Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(56)  Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(d)(57)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(58)  Investment Sub-Advisory Agreement dated July 15, 2004 between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(d)(59)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(60)  Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management Inc. with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(61)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(d)(62)  Investment Sub-Advisory Agreement dated June 15, 2005 between SIMC and Fuller & Thaler Asset Management, Inc. with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(63)  Schedules A and B dated June 30, 2005 to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap, International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(d)(64)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(65)  Investment Sub-Advisory Agreement dated September 29, 2005 between SIMC and Smith Breeden Associates, Inc. with respect to the Large Cap Disciplined Equity and Large Cap Diversified Alpha Funds is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on October 28, 2005.

(d)(66)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Smith Breeden Associates, Inc. with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(67)  Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(68)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(69)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(70)  Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(71)  Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(72)  Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(73)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(74)  Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(75)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(76)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(77)  Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(78)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(79)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(80)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(81)  Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(82)  Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(83)  Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(84)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(85)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2003.

(d)(86)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(87)  Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on November 14, 2003.

(d)(88)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(89)  Investment Sub-Advisory Agreement dated October 3, 2005 between SIMC and J.P. Morgan Investment Management, Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(90)  Investment Sub-Advisory Agreement dated March 17, 2006 between SIMC and AlphaSimplex Group LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(91)  Investment Sub-Advisory agreement dated July 25, 2006 between SIMC and Record Currency Management Limited with respect to the International Fixed Income, International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(d)(92)  Investment Sub-Advisory Agreement dated March 9, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(93)  Investment Sub-Advisory Agreement dated October 11, 2005 between SIMC and SSgA Funds Management Inc. with respect to the Large Cap Index Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(94)  Investment Sub-Advisory Agreement between SIMC and Stone Harbor Investment Partners, LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(d)(95)  Investment Sub-Advisory Agreement between SIMC and BlackRock Capital Management, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(d)(96)  Investment Sub-Advisory Agreement between SIMC and AXA Rosenberg Investment Management LLC with respect to the International Equity, Emerging Markets Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(97)  Investment Sub-Advisory Agreement between SIMC and Weiss, Peck & Greer Investments with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(98)  Investment Sub-Advisory Agreement between SIMC and Highland Capital Management, L.P. with respect to the Enhanced Income Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(99)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(100)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(101)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited with respect to the Enhanced Income Fund are herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(102)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between and Lee Munder Investments Ltd. SIMC with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(103)  Form of Investment Sub-Advisory Agreement between SIMC and Deutsche Investment Management Americas, Inc. with respect to the Real Return Plus Fund is herein incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(104)  Investment Sub-Advisory Agreement dated December 13, 2006 between SIMC and First Quadrant, L.P. with respect to the Real Return Plus Fund is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(105)  Investment Sub-Advisory Agreement dated May 10, 2007 between SIMC and PanAgora Asset Management Inc. with respect to the Small/Mid Cap Equity and Small Cap Funds is herein incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(d)(106)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management Inc. with respect to the Small/Mid Cap Equity, Emerging Markets Equity and Small Cap Funds is herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(d)(107)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Diversified Alpha and Enhanced Income Funds are herein incorporated by reference to Exhibit (d)(106) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(d)(108)  Investment Sub-Advisory Agreement dated March 30, 2007 between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(107) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(d)(109)  Investment Sub-Advisory Agreement dated July 13, 2007 between SIMC and Janus Capital Management LLC, with respect to the Small Cap and Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(d)(110)  Investment Sub-Advisory Agreement dated October 10, 2007 between SIMC and ING Investment Management Advisors, B.V. with respect to the Emerging Markets Debt Fund is filed herewith.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(e)(2)  Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co., as amended September 16, 2004, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(e)(3)  Amended Schedule A to the Amended and Restated Distribution Agreement is herein incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(g)(2)  Custodian Agreement between the Trust and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(h)(2)  Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management, as amended September 16, 2004, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 23, 2004.

(h)(3)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(i)  Opinion and Consent of Counsel to be filed by later Amendment.

(j)  Consent of Independent Registered Public Accounting Firm to be filed by later Amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 30, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(4)  The Code of Ethics for SEI Institutional Investments Trust is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(5)  The Code of Ethics dated 2005 for AllianceBernstein L.P., updated January, 2007, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(6)  The Code of Ethics for Artisan Partners Limited Partnership, dated May 4, 2007 is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(7)  The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2005.

(p)(8)  The Code of Ethics for The Bank of New York Mellon Corporation, the parent company of The Boston Company Asset Management LLC is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(9)  The Code of Ethics for Capital Guardian Trust Company, dated May 2007, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(10)  The Code of Ethics for David J. Greene and Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 033-9504), filed with the SEC on July 14, 2000.

(p)(11)  The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(12)  The Code of Ethics for Goldman Sachs Asset Management, L.P., as revised January 23, 2007, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(13)  The Code of Ethics for Lee Munder Investments, Ltd. dated 2005 is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(14)  The Code of Ethics for LSV Asset Management L.P. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(p)(15)  The Code of Ethics for Martingale Asset Management, L.P., dated June 30, 2006, revised June 13, 2007 is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(16)  The Code of Ethics for Mazama Capital Management, Inc., dated February 2, 2007 is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(17)  The Code of Ethics for McKinley Capital Management Inc., dated 2005, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(18)  The Code of Ethics for Metropolitan West Asset Management LLC, dated February 2007, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(19)  The Code of Ethics for Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(20)  The Code of Ethics for Nomura Corporate Resesarch & Asset Management Inc. is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(21)  The Code of Ethics for Security Capital Research & Management Incorporated, dated May 1, 2007, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(22)  The Code of Ethics for Wellington Management Company, LLP, dated February 17, 2006, updated January 1, 2007 is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(23)  The Code of Ethics for Wells Capital Management, Inc., dated February, 2007, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(24)  The Code of Ethics for Western Asset Management Company, dated September, 2006, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(25)  The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(p)(26)  The Code of Ethics for Enhanced Investment Technologies, LLC is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(27)  The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(28)  The Code of Ethics for Quantitative Management Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(p)(29)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated June 8, 2006, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(30)   The Code of Ethics for ING Investment Management Co. is herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(31)  The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 9, 2004.

(p)(32)  The Code of Ethics for Rexiter Capital Management Limited, dated October, 2005, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(33)  The Code of Ethics for Acadian Asset Management Inc., dated April, 2006, is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(34)  The Code of Ethics for Fuller & Thaler Asset Management, Inc. is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2005.

(p)(35)  The Code of Ethics for Smith Breeden Associates, Inc. is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(p)(36)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated February 1, 2005, revised May 15, 2007, is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(37)  The Code of Ethics for Ashmore Investment Management Limited, dated February 19, 2007, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(38)  The Code of Ethics for AlphaSimplex Group LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(39)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc., dated February 19, 2007, is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(40)  The Code of Ethics for Record Currency Management Limited is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(p)(41)  The Code of Ethics for SSgA Funds Management, Inc. dated May 2007, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(42)  The Code of Ethics for Stone Harbor Investment Partners LP is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(43)  The Code of Ethics for AXA Rosenberg Investment Management Inc., dated February 7, 2005, is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(44)  The Code of Ethics for Robeco Investment Management, Inc., dated January, 2007, is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(45)  The Code of Ethics for Highland Capital Management, L.P. is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2006.

(p)(46)  The Code of Ethics for Deutsche Investment Management Americas Inc. is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on December 8, 2006.

(p)(47)  The Code of Ethics for First Quadrant, L.P., dated February 2007, is herein incorporated by reference to Exhibit (p)(47) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(48)  The Code of Ethics for Ares Management LLC is herein incorporated by reference to Exhibit (p)(48) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

(p)(49)  The Code of Ethics for Janus Capital Management LLC dated August 22, 2007, is herein incorporated by reference to Exhibit (p)(49) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(50)  The Code of Ethics for PanAgora Asset Management, Inc., dated June 30, 2007, is herein incorporated by reference to Exhibit (p)(50) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 2007.

(p)(51)  The Code of Ethics for ING Investment Management Advisors, B.V. is filed herewith.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Nina Lesavoy, James M. Storey, Stephen F. Panner and James M. Williams are herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 14, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on August 1, 2007.

Item 24.

See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The adviser and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management Inc.

Acadian Asset Management Inc. ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary L. Bergstrom, Chairman	—	—

Ronald D. Frashure, President	—	—

Churchill G. Franklin, Executive Vice President	—	—

John R. Chisholm, Executive Vice President	—	—

Scott Powers	Old Mutual Asset Managers (U.S.)	CEO

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a sub-adviser for the Registrant's Emerging Markets Equity, International Equity and World Equity Ex-US Funds and AllianceBernstein's investment unit of Sanford C. Bernstein & Co., LLC ("Bernstein"), a wholly-owned subsidiary and an investment unit of AllianceBernstein, serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity, International Equity, World Equity Ex-US, International Fixed Income and Large Cap Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein and Bernstein are investment advisers registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lewis A. Sanders Chairman of the Board, Chief Investment Officer/ Director	AllianceBernstein	Chairman of the Board and Chief Executive Officer/ Director

Gregory J. Tencza	AllianceBernstein	Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jeffrey S. Phlegar Executive Vice President	AllianceBernstein	Executive Vice President

James A. Gingrich Executive Vice President	AllianceBernstein	Executive Vice President

Henri de Castries Director	AXA AELIC AXA Financial	Chairman, Management Board Director Chairman of the Board

Christopher M. Condron Board Director	AXA AELIC AXA Financial	Member of the Management Chairman, Chief Executive Officer Director, President & Chief Executive Officer

Denis Duverne Director	AXA AELIC	Chief Financial Officer Director

Richard S. Dziadzio Director

Mark R. Manley Executive Vice President	AllianceBernstein	Senior Vice President, Deputy General Counsel and Chief Compliance Officer

Deborah S. Hechinger Director

Seth J. Masters Executive Vice President	AllianceBernstein	Executive Vice President

Dominique Carrel-Billard Director	AXA	Chief Executive Officer

Douglas J. Peebles Executive Vice President	AllianceBernstein	Executive Vice President

Gerald M. Lieberman President, Director and Chief Operating Officer	AllianceBernstein	President and Chief Operating Officer

Peter J. Tobin Director	AXA	Director

Peter Etzenbach Director

Weston M. Hicks Director	Alleghany Corporation	President and Chief Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Sharon E. Fay Executive Vice President	AllianceBernstein	Executive Vice President

Lorie Slutsky Director	The New York Community Trust AELIC	President and Chief Executive Officer

Robert Henry Joseph Jr. Senior Vice President & Chief Financial Officer	AllianceBernstein	Senior Vice President and Chief Financial Officer

Marilyn Fedak Executive Vice President	AllianceBernstein	Executive Vice President

Thomas S. Hexner Executive Vice President	AllianceBernstein	Executive Vice President

Marc O. Mayer Executive Vice President	AllianceBernstein	Executive Vice President

James G. Reilly Executive Vice President	AllianceBernstein	Executive Vice President

Lawrence H. Cohen Executive Vice President	AllianceBernstein	Executive Vice President

Laurence E. Cranch Executive Vice President and General Counsel	AllianceBernstein	Executive Vice President and General Counsel

Paul Rissman Executive Vice President	AllianceBernstein	Executive Vice President

Christopher Toub Executive Vice President	AllianceBernstein	Executive Vice President

Lisa Shalett Executive Vice President	AllianceBernstein	Executive Vice President

David Steyn Executive Vice President	AllianceBernstein	Executive Vice President

Mark R. Gordon Executive Vice President	AllianceBernstein	Executive Vice President

A.W (Pete) Smith, Jr. Director	Smith Consulting	President

Edward J. Farrell Executive Vice President	AllianceBernstein	Senior Vice President and Controller

AlphaSimplex Group LLC

AlphaSimplex Group LLC ("AlphaSimplex") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of AlphaSimplex is One Cambridge Center, Cambridge, MA 02142. AlphaSimplex is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew W. Lo Managing Member, Chief Scientific Officer, Chairman of the Investment Committee	Sloan School of Management, Massachusetts Institute of Technology Laboratory for Financial Engineering, Massachusetts Institute of Technology	Harris & Harris Group Professor of Finance Director

Arnout M. Eikeboom Chief Risk Officer and Chief Compliance Officer	—	—

Brent R. Mathus Head of Trading	—	—

Kendall A. Walker Chief Financial Officer	—	—

Analytic Investors, Inc.

Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity and Large Cap Diversified Alpha Funds. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors Bonneville Holding Corporation Deseret Trust Company Deseret Trust Company of California	President Director Director Director

Scott Powers Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer

Thomas Turpin Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Operating Officer Chief Operating Officer

Harindra de Silva Director and President	Analytic US Market Neutral, Ltd.;
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Marie Nastasi Arlt Director and Chief Operating Officer	Analytic US Market Neutral, Ltd.;
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

Ares Management LLC

Ares Management LLC ("Ares") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Ares is 1999 Avenue of the Stars, 19th Floor, Los Angeles, California 90067. Ares is a registered investment adviser under the Adviser's Act.

During the last two fiscal years, no partner of Ares has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap and Large Cap Diversified Alpha Funds. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of AJO has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC	Officer

Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC	Officer

Janet D. Olsen General Counsel	Artisan Distributors LLC	Officer

Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom WC2N 4BL. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark Langhorn Coombs Director	Ashmore Group plc
Ashmore Investments (UK) Ltd
Ashmore Investment
Management Limited
Ashmore Asset Management
Limited
Ashmore Russian Equity Fund
(Cayman Islands registered)
Ashmore AOF (GP) Limited
(Cayman Islands registered)
Ashmore Global Special
Situations Fund Limited
(Guernsey registered)
Ashmore Global Special
Situations Fund 2 Limited
(Guernsey registered)
Ashmore Emerging Markets
Debt Fund (Cayman Islands
registered)
Ashmore Management Company
Limited (Guernsey registered)
International Administration
(Guernsey) Limited (Guernsey
registered)
Balkan Regeneration Fund
(Cayman Islands registered)
CPI Limited (Cayman Islands
registered)
Ashmore Cayman SPC Limited
(Cayman Islands registered)
Ashmore Global Special
Situations Fund 3 Limited
(Guernsey registered)
Ashmore Emerging Markets Debt
and Currency Fund (Guernsey
registered)
EMTA (formerly "Emerging
Markets Traders Association"
(US registered)
Ashmore SICAV (Luxembourg
registered)	Director
Director
Director

Director

Director (resigned July 4, 2006)

Director (Company struck off
register 12/29/2006)
Director (resigned November 4,
2006)

Director (resigned November 4,
2006)

Director (resigned May 4, 2006)

Director (resigned May 4, 2006)

Director (resigned December 30,
2005)

Director (resigned June 29, 2005)

Director (resigned December 4,
2006)
Director (resigned December 4,
2006)
Director (resigned April 10, 2006)

Director (resigned November 4,
2006)

Director (Co-chair)

Director (resigned May 31, 2006)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Neilsen Pettigrew	Ashmore (Hong Kong) Limited
(Hong Kong registered)
Ashmore Energy International
Limited (Cayman Islands
registered)
Yamal Co Energy Partners
Limited
Ashmore Local Currency Fund
(Cayman Islands registered)
Fidelity Cayman Investment
Company Limited (Cayman
Islands registered)
The Ashmore Group Limited
Pension Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Mark Coombs
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Julian Green
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Christopher Raeder
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Jerome Booth
Edinburgh Investment Trust plc
CMC Markets plc
Ashmore Group plc
Ashmore Investment Management
Limited
Ashmore Investments (UK)
Limited
Garban-Intercapital America
(No. 3) Ltd
Bavensdale Company
Butler Securities Nominees Ltd
Carlingdale Company
Exco International plc
Exco Nominees Limited
Exco Overseas Limited
Garban Broking Holdings
(Europe) Limited
Garban Europe Limited	Director

Director

Director (resigned December 15,
2006)
Director (resigned May 4, 2006)

Director (resigned December 4,
2006)

Trustee (Ceased)

Trustee

Trustee

Trustee

Trustee

Trustee

Director
Director
Director
Director

Director

Director (resigned February 2,
2006
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Garban Group Holidngs Limited
Garban Information Systems
Limited
Garban International
Garban Nominees Limited
Garban-Intercapital (2001)
Limited
Garban-Intercapital (Dakleigh)
Garban-Intercapital America
(No.1) Limited
Garban-Intercapital America
(No.2) Limited
Garban-Intercapital America
(No.4) Limited
Garban-Intercapital US Investments
(Holdings) Limited
Garban-Intercapital US Investments
(No 1) Limited
Garban-Intercapital US Investments
(No 2) Limited
GHL Investments Limited
ICAP America Investments
Limited
ICAP Energy Limited
ICAP Europe Limited
ICAP Futures Limited
ICAP Holdings (USA) Inc
ICAP Investments Limited
ICAP Management Services
Limited
ICAP New Jersey (No 1) LLC
ICAP New Jersey (No 1) LLC
(Branch)
ICAP North America Investments
Limited
ICAP plc
ICAP Securites Limited
ICAP SPV Limited
ICAP US No.1 Limited
ICAP US No.2 Limited
ICAP WCLK Limited
Intercapital plc
T & M Securities Limited
Zedco Ltd
ICAP Securities Ltd Paris Office	Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)

Director (resigned June 2, 2006)

Director (resigned June 2, 2006)

Director (resigned June 2, 2006)

Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned August 8, 2005)

AXA Rosenberg Investment Management LLC

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Emerging Markets Equity Funds. The principal business address of Analytic is 4 Orinda Way, Building E, Orinda, California 94563. AXA Rosenberg is a registered investment adviser under the Advisers Act.

BlackRock Capital Management, Inc.

BlackRock Capital Management, Inc. ("BlackRock") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Paul Audet, Chief Financial Officer and Managing Director	BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc., New York, NY
BlackRock Financial Management, Inc.,
New York, NY
BlackRock Finco, LLC
Wilmington, DE
BlackRock Finco UK, Ltd.,
London, England
BlackRock Funding, Inc.
Wilmington, DE
BlackRock Institutional
Management Corporation
Wilmington, DE
BlackRock International
Holdings, Inc., New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Lux Finco S.a.r.l.
Luxembourg, Luxembourg
BlackRock Operations
(Luxembourg) S.a.r.l.
Luxembourg, Luxembourg
BlackRock Portfolio Holdings,
Inc. Wilmington, DE
BlackRock Portfolio Investments,
LLC Wilmington, DE
BlackRock UK 1 LP London,
England	Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer, Director,
and Managing Director

Director

Director

Chief Financial Officer, Director,
and Managing Director
Chief Financial Officer, Director,
and Managing Director

Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director

Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director

Chief Financial Officer, Director,
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert P. Connolly, General Counsel, Managing Director and Secretary	BlackRock US Newco, Inc.,
Wilmington, DE
State Street Research and
Management Company,
Boston, MA
SSRM Holdings, Inc.,
Boston, MA
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc., New York, NY
BlackRock Financial
Management, Inc.,
New York, NY
BlackRock Funding, Inc.
Wilmington, DE
BlackRock Institutional
Management Corporation
Wilmington, DE
BlackRock International Holdings,
Inc., New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Lux Finco S.a.r.l.
Luxembourg, Luxembourg
BlackRock Operations
(Luxembourg) S.a.r.l.
Luxembourg, Luxembourg
BlackRock Portfolio Holdings,
Inc. Wilmington, DE
BlackRock Portfolio Investments,
LLC Wilmington, DE
BlackRock UK 1 LP London,
England
BlackRock US Newco, Inc.,
Wilmington, DE	Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director

Chief Financial Officer
and Managing Director
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Laurence D. Fink, Chairman, Chief Executive Officer and Director	State Street Research and
Management Company,
Boston, MA
SSRM Holdings, Inc., Boston, MA

BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors
Holdings, Inc., New York, NY
BlackRock Financial Management,
Inc, New York, NY
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Funding International,
Ltd., New York, NY
BlackRock Funds, Wilmington, DE
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc. New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc., Wilmington, DE
BlackRock Portfolio Investments,
LLC, Wilmington, DE
BlackRock US Newco, Inc.,
Wilmington, DE
State Street Management &
Research Company, Boston, MA
State Street Research Investment
Services, Inc., Boston, MA
SSRM Holdings, Inc., Boston, MA	General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary
Chairman, Chief Executive
Officer and Director
Chairman and Chief Executive
Officer
Chairman, Chief Executive
Officer and Director
Chairman and Chief Executive
Officer
Chairman and Chief Executive
Officer
Director

Trustee
Chairman and Chief Executive
Officer

Chairman, Chief Executive
Officer and Director
Chief Executive Officer and
Director
Chairman and Director

Chairman and Chief Executive
Officer

Chief Executive Officer

Chief Executive Officer

Chairman and Chief Executive
Officer
Chairman, Chief Executive
Officer and Director
Director

Chairman, Chief Executive
Officer and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert S. Kapito, Vice Chairman and Director Ralph L. Schlosstein, President and Director	BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors
Holdings, Inc., New York, NY
BlackRock Financial Management,
Inc., New York, NY
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Funding International,
Ltd., New York, NY
BlackRock (Institutional) Canada
Ltd. Toronto, Ontario
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc. New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc., Wilmington, DE
BlackRock Portfolio Investments,
LLC, Wilmington, DE
BlackRock Realty Advisors, Inc.,
Florham Park, NJ
BlackRock US Newco, Inc.,
Wilmington, DE
State Street Management &
Research Company, Boston, MA
State Street Research Investment
Services, Inc., Boston, MA
SSRM Holdings, Inc., Boston, MA
BlackRock, Inc., New York, NY
Anthracite Capital, Inc.
New York, NY
BlackRock Advisors, LLC
Wilmington, DE	Vice Chairman and Director

Vice Chairman

Vice Chairman and Director

Vice Chairman and Director

Vice Chairman and Director

Director

Vice Chairman and Director

Vice Chairman and Director

Vice Chairman and Director

Vice Chairman and Director

Director

Vice Chairman

Vice Chairman and Director

Vice Chairman

Director

Vice Chairman

Vice Chairman and Director

Director

Vice Chairman and Director
President and Director
Director

President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Charles Hallac, Vice Chairman	BlackRock Advisors Holdings,
Inc., New York, NY
BlackRock Closed-End Funds,
Wilmington, DE
BlackRock Liquidity Funds,
Wilmington, DE
BlackRock Financial Management,
Inc., New York, NY
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Funding International,
Ltd., New York, NY
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International Holdings,
Inc., New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc., Wilmington, DE
BlackRock Portfolio Investments,
LLC, Wilmington, DE
BlackRock Realty Advisors, Inc.,
Florham Park, NJ
BlackRock US Newco, Inc.
New York, NY
State Street Management &
Research Company, Boston, MA
State Street Research Investment
Services, Inc., Boston, MA
SSRM Holdings, Inc., Boston, MA
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc., New York, NY
BlackRock Financial Management,
Inc., New York, NY
BlackRock Co., Ltd., Tokyo, Japan	President and Director

Chairman and Trustee

Chairman and President

President and Director

President and Director

Director

President and Director

President and Director

President and Director

Director

President

President and Director

President

Chairman and Director

President

President and Director

Director

President and Director
Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Barbara Novick, Vice Chairman	BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc., New York, NY
BlackRock International, Ltd.,
Edinburgh, Scotland
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc., Wilmington, DE
BlackRock Portfolio Investments,
LLC, Wilmington, DE
BlackRock US Newco, Inc.
New York, NY
State Street Management &
Research Company, Boston, MA
SSRM Holdings, Inc., Boston, MA
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors
Holdings, Inc., New York, NY
BlackRock Financial Management,
Inc., New York, NY
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc., New York, NY
BlackRock International, Ltd.,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc., Wilmington, DE
BlackRock Portfolio Investments,
LLC, Wilmington, DE	Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Chief Executive Officer

Vice Chairman

Vice Chairman

Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Keith Anderson, Vice Chairman Susan Wagner, Vice Chairman and Chief Operating Officer	BlackRock US Newco, Inc.
New York, NY
State Street Management &
Research Company, Boston, MA
SSRM Holdings, Inc., Boston, MA
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc., New York, NY
BlackRock Financial Management,
Inc., New York, NY
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc., New York, NY
BlackRock International, Ltd.,
Edinburgh, Scotland
BlackRock Investment
Management, LLC, Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc., Wilmington, DE
BlackRock Portfolio Investments,
LLC, Wilmington, DE
BlackRock US Newco, Inc.
New York, NY
State Street Management &
Research Company, Boston, MA
SSRM Holdings, Inc., Boston, MA
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc., New York, NY
BlackRock Financial Management,
Inc., New York, NY
BlackRock Finco UK, Ltd.,
London, England
BlackRock Funding, Inc.,
Wilmington, DE	Vice Chairman

Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Director

Vice Chairman and
Chief Operating Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Doll, Vice Chairman	BlackRock Institutional
Management Corporation
Wilmington, DE
BlackRock International Holdings,
Inc., New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc. Wilmington, DE
BlackRock Portfolio Investments,
LLC Wilmington, DE
BlackRock US Newco, Inc.,
Wilmington, DE
State Street Research and
Management Company,
Boston, MA
SSRM Holdings, Inc.,
Boston, MA
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc., New York, NY
BlackRock Financial Management,
Inc., New York, NY
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Funds (formerly
Merrill Lynch Funds)
Plainsboro, NJ
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International Holdings,
Inc., New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc., Wilmington, DE
BlackRock Portfolio Investments,
LLC, Wilmington, DE	Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer
Vice Chairman and
Director
Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Chairman and President

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Fairbairn, Vice Chairman	BlackRock US Newco, Inc.,
Wilmington, DE
Portfolio Administration &
Management Ltd. Cayman Islands
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc., New York, NY
BlackRock Asset Management
U.K. Limited, London, England
BlackRock Financial Management,
Inc., New York, NY
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International Holdings,
Inc., New York, NY
BlackRock Investment
Management (Australia) Limited,
Victoria, Australia
BlackRock Investment
Management International
Limited, London, England
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Investment
Management (UK) Limited,
London, England
BlackRock Lux Finco S.a.r.l.
Luxembourg, Luxembourg
BlackRock Operations
(Luxembourg) S.a.r.l.
Luxembourg, Luxembourg
BlackRock Portfolio Holdings,
Inc., Wilmington, DE
BlackRock Portfolio Investments,
LLC, Wilmington, DE
BlackRock UK 1 LP London
England
BlackRock US Newco, Inc.,
Wilmington, DE	Vice Chairman

Director

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Director

Chairman and Director

Vice Chairman

Director

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

Vice Chairman

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Corey Griffin Chairman and CEO Phillip N. Maisano John Nagorniak	Mellon Trust of New
England, N.A.
TBC General Partner, LLC
The Boston Company
Asset Management, LLC
Standish Mellon Asset
Management, LLC
The Boston Company
Asset Management, LLC
Dreyfus Corporation
Founders Asset Management
LLC
Franklin Portfolio Associates,
LLC
Mellon Capital Management
Corp.
Mellon Equity Associates, LLP
Newton Management Limited
Standish Mellon Asset
Management Company LLC
EACM Advisors LLC
The Boston Company
Asset Management, LLC
Boston Security Analyst Society,
Inc
Boston Security Analyst Society,
Inc
Foxstone Financial, Inc
Franklin Portfolio Associates
Trust
Life Harbor Investments, Inc
Life Harbor, Inc
Mellon Capital Management
Corporation
Mellon Equity Associates, LLP
MIT Investment Corporation
Newton Management Limited
Pareto U.S. High Yield Fixed
Income Fund, LLC	Senior Vice President

Director, President
Director, Chairman, CEO

Member

Director

CIO, Vice Chair and Director
Member, Board of Managers

Director

Director

Executive Committee Member
Director
Member, Board of Managers

Chairman of Board
Director

Director

President

President-Director
Chairman-Trustee

Director
Director
Director

Executive Committee Member
Director
Director
Management Board Member

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald O'Hanley Edward Ladd Scott E. Wennerholm	Pareto Investment Management
Limited
Princeton Association of
New England
Standish Mellon Asset
Management Company, LLC
AIMR Research Foundation
EACM Advisors, LLC
MAM (DE) Trust
MAM (MA) Holdings Trust
Franklin Portfolio Holdings, LLC
Mellon Bank N.A.
Mellon Capital Management
Corporation
Mellon Equity Associates, LLP
Mellon Financial Corporation
Mellon Trust of
New England, N.A.
Pareto Investment Management
Limited
Standish Mellon Asset
Management Company LLC
The Boston Company
Asset Management, LLC
The Dreyfus Corporation
The Boston Company
Asset Management, LLC
Standish Mellon Asset
Management Company LLC
EACM Advisors, LLC
Franklin Portfolio Holdings, LLC
MAM (MA) Holdings Trust
Mellon Capital Management
Corporation
Mellon Equity Associates, LLP
Newton Management Limited
Standish Mellon Asset
Management Company LLC
The Boston Company
Asset Management, LLC	Director

Director

Board Manager

Trustee
Board of Managers
Trustee & President
Trustee & President
Director
Director
Director

Chairman, Executive Committee
Member
Vice Chairman
Vice Chairman

Non Executive Director

Director

Chairman of the Board

Vice Chairman, Director
Director

Manager

Director
Director
Trustee
Director

Director
Director
Director

Director

Capital Guardian Trust Company

Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

The titles described below are with companies affiliated with CGTC and do not represent other business, professions, vocations or employment of a substantial nature for his or her own account.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John S. Armour Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Vice President

Andrew F. Barth Director and President Capital Guardian Trust Company	The Capital Group Companies Capital Group International, Inc. Capital International Research, Inc. Capital International Research Inc.	Director Director, Executive Vice President Director, President and Research Director Formerly, President

Michael D. Beckman Senior Vice President Capital Guardian Trust Company	The Capital Group Companies
Capital Guardian Trust Company of Nevada
Capital International Asset
Management, Inc.
Capital International Financial
Services, Inc.
Capital International Asset
Management (Canada), Inc.
	Capital Group International, Inc.	Director and Senior Vice President of Central Services Group Director Director and President Director and President Senior Vice President Formerly, Senior Vice President

Julius T. (Terry) Berkemeier Senior Vice President Capital Guardian Trust Company	Capital International, Inc. Capital International Limited Capital International Research, Inc.	Vice President Senior Vice President Senior Vice President

Michael A. Burik Senior Vice President and Senior Counsel Capital Guardian Trust Company	Capital International, Inc. Capital International Financial Services, Inc.	Senior Vice President and Senior Counsel Vice President and Secretary

Scott M. Duncan Senior Vice President Capital Guardian Trust Company Formerly, Vice President	N/A	N/A

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John B. Emerson Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director and President Formerly, Executive Vice President

Michael R. Ericksen Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital International Limited	Director Director and Chairman Formerly, Director and President

Michael A. Felix Director, Senior Vice President and Treasurer Capital Guardian Trust Company	Capital Guardian (Canada), Inc. Capital International, Inc.	Senior Vice President, and Treasurer Director and Senior Vice President

David I. Fisher Director and Chairman Capital Guardian Trust Company	Capital Group International, Inc.
Capital International, Inc.
Capital International Limited
Capital International Limited
(Bermuda)
The Capital Group Companies,
Inc.
Capital International Research,
Inc.
	Capital Group Research, Inc.	Director and Chairman Director and Vice Chairman Director and Vice Chairman Director and President Director and Chairman of the Executive Committee Director Director

Clive N. Gershon Senior Vice President Capital Guardian Trust Company	—	—

Laurentius Harrer Senior Vice President Capital Guardian Trust Company	Vice President	Capital International S.A.

Cheryl L. Hesse Senior Vice President and Senior Counsel Capital Guardian Trust Company Formerly, Vice President and Senior Counsel	Capital International, Inc. Capital Management Services, Inc.	Senior Vice President and Senior Counsel Formerly, Vice President and Senior Counsel Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Frederick M. Hughes, Jr. Senior Vice President Capital Guardian Trust Company	—	—

Mary M. Humphrey Senior Vice President Capital Guardian Trust Company	—	—

William H. Hurt Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation Capital Strategy Research, Inc.	Director and Chairman Director and Chairman

Peter C. Kelly Director, Senior Vice President and Senior Counsel Capital Guardian Trust Company	Capital International, Inc. Capital International Emerging Markets Fund Capital Group International, Inc.	Director, Senior Vice President, Senior Counsel and Secretary Director Secretary

Charles A. King Senior Vice President Capital Guardian Trust Company	—	—

Naomi H. Kobayashi Senior Vice President and Senior Counsel Capital Guardian Trust Company Formerly, Vice President and Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel Formerly, Vice President and Senior Counsel

Lianne K. Koeberle Director and Senior Vice President Capital Guardian Trust Company	—	—

Victor D. Kohn Director Capital Guardian Trust Company	Capital International, Inc. Capital International Research, Inc.	Director and President Formerly, Senior Vice President

Nancy J. Kyle Director and Vice Chairperson Capital Guardian Trust Company	Capital Guardian (Canada), Inc. Capital International, Inc.	Director and Vice Chairperson Formerly, Vice President and Senior Counsel

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Karin L. Larson Director Capital Guardian Trust Company	Capital Group Research, Inc. Capital International Research, Inc.	Director, Chairperson, and President Director and Chairperson

Karen A. Miller Director and Senior Vice President Capital Guardian Trust Company	Capital International Research, Inc.	Formerly, Senior Vice President

Robert H. Neithart Director and Vice President Capital Guardian Trust Company	Capital International Research, Inc. Capital Strategy Research, Inc.	Director and Executive Vice President, Research Director/Coordinator Director and Vice President

Shelby Notkin Director and Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director

Michael E. Nyeholt Senior Vice President Capital Guardian Trust Company	—	—

Mary M. O'Hern Senior Vice President Capital Guardian Trust Company	Capital International Limited Capital International, Inc	Senior Vice President Senior Vice President

Jeffrey C. Paster Senior Vice President Capital Guardian Trust Company	—	—

Jason M. Pilalas Director Capital Guardian Trust Company	Capital International Research, Inc.	Senior Vice President

Marie C. Powell Director Capital Guardian Trust Company	Capital International Limited Capital Group Companies	Senior Vice President Senior Vice President

Paula B. Pretlow Senior Vice President Capital Guardian Trust Company	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
George L. Romine, Jr. Senior Vice President Capital Guardian Trust Company	—	—

Robert Ronus Senior Vice President Capital Guardian Trust Company Formerly, Director and Vice Chairman	Capital Group International, Inc. Capital International, Inc. Capital International Limited Capital Guardian (Canada), Inc. The Capital Group Companies, Inc. Capital International S.A.	Senior Partner Formerly Director Senior Vice President Senior Vice President Formerly, Director and Chairman Formerly, Director Formerly, Senior Vice President

Theodore R. Samuels Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital Guardian Trust Company, a Nevada Corporation	Director Director

Lionel A. Sauvage Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital International, Inc. Capital Guardian (Canada), Inc.	Director Senior Vice President Vice President

Karen L. Sexton Senior Vice President Capital Guardian Trust Company Formerly, Vice President	—	—

Lawrence R. Solomon Director and Senior Vice President Capital Guardian Trust Company	Capital International Research Inc. Capital Management Services Inc.	Senior Vice President Director

Eugene P. Stein Director and Vice Chairman Capital Guardian Trust Company	The Capital Group Companies Inc.	Director

P. Andrew Stenovec Director and Executive Vice President Capital Guardian Trust Company	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jill A. Sumiyasu Director and Senior Vice President Capital Guardian Trust Company Formerly, Vice President	—	—

Philip A. Swan Senior Vice President Capital Guardian Trust Company	—	—

Elmon L. Vernier, Jr. Senior Vice President Capital Guardian Trust Company Formerly, Vice President	Capital Guardian Trust Company, a Nevada Corporation	Vice President

Shaw B. Wagener Senior Vice President Capital Guardian Trust Company	The Capital Group Companies, Inc. Capital Group International, Inc. Capital International, Inc. Capital International Management Company S.A.	Director Director/President Director/Chairman Director

Eugene M. Waldron Senior Vice President Capital Guardian Trust Company	—	—

Alan J. Wilson Director and Senior Vice President Capital Guardian Trust Company	Capital International Research Inc. Capital International Research Inc. Capital Research Company American Funds Distributors, Inc. The Capital Group Companies Inc.	Director, President and Research Director, U.S. Formerly, Executive Vice President Director Director Director

Robin L. Zakoor Senior Vice President Capital Guardian Trust Company Formerly, Vice President	—	—

David J. Greene and Company, LLC

David J. Greene and Company, LLC ("David J. Greene") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor, New York, NY 10022. David J. Greene is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Benjamin H. Nahum Principal, Executive Vice President, Portfolio Manager	—	—

Clarissa Moore Principal, Director of Client Service & Marketing	—	—

Pong Chan Principal, Chief Financial Officer	—	—

Rand W. Gesing, CFA Principal, Research Analyst	—	—

Alan I. Greene Principal, Investment Committee Chairman	—	—

James R. Greene Principal, Investment Advisor	—	—

Michael C. Greene Principal, Chief Executive Officer	—	—

Stanley G. Lee, CFA Principal, Investment Advisor	—	—

James F. McAree Principal, Research Analyst	—	—

Robert J. Ravitz, CFA Principal, Research Analyst	—	—

Amit Solomon, PhD Principal, Research Analyst	—	—

Lee D. Unterman Principal, Chief Compliance Officer	Kurzman Karelsen & Frank, LLP	Attorney

Erwin A. Zeuschner Principal, Research Analyst	—	—

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Small Cap, Large Cap, Large Cap Diversified Alpha and Small/Mid Cap Equity Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Managing Director— Fixed Income

Ryan K. Brist Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

John C.E. Campbell Executive Vice President, Global Marketing & Client Services	Delaware Management Holdings, Inc. Optimum Fund Trust	Similar capacities as positions with the Adviser President, Chief Executive Officer

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Management Holdings, Inc. Prudential Investment Management Inc.	Similar capacities as positions with the Adviser Vice President of Finance (1998-2004)

See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Management Holdings, Inc. Delaware Investments Family of Funds HYPPCO Finance Company Ltd.	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Director, Trustee

Douglas L. Anderson Senior Vice President— Operations	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Marshall T. Bassett Senior Vice President, Chief Investment Officer— Emerging Growth Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Michael F. Capuzzi Senior Vice President— Investment Systems	Delaware Investments Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets	Delaware Investments Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Stephen R. Cianci Senior Vice President, Senior Portfolio Manager	Delaware Investments Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Robert F. Collins Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Stephen J. Czepiel Senior Vice President, Senior Municipal Bond Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

James A. Forant Senior Vice President, Director, Technical Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Brian Funk Senior Vice President, Director of Credit Research	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Brent C. Garrells Senior Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Jonathan Hatcher Senior Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Francis X. Morris Senior Vice President, Chief Investment Officer— Core Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Susan L. Natalini Senior Vice President— Marketing & Shared Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Zoë Neale Senior Vice President, Chief Investment Officer— International Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Thomas Weisel Partners	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Portfolio Manager (2002-2005)

D. Tysen Nutt Senior Vice President, Chief Investment Officer— Large Cap Value Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Merrill Lynch	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Managing Director—U.S. Active Large-Cap Value Team (1994-2004)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Vice President, General Counsel

John J. O'Connor Senior Vice President— Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Philip R. Perkins Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Timothy L. Rabe Senior Vice President, Senior Portfolio Manager, Head of High Yield	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Richard Salus Senior Vice President, Controller, Treasurer	Delaware Management Holdings, Inc. Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Vice President, Deputy Controller

Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer— Focus Growth Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Transamerica Investment Management, LLC	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Principal, Executive Vice President (1980-2005)

Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Gary T. Abrams Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Christopher S. Adams Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Damon J. Andres Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Margaret MacCarthy Bacon Vice President, Investment Specialist	Delaware Management Holdings, Inc. Thomas Weisel Partners	Similar capacities as positions with the Adviser Client Services Officer (2002-2005)

Todd Bassion Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Thomas Weisel Partners	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Senior Research Associate (2002-2005)

Richard E. Biester Vice President, Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Christopher J. Bonavico Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Transamerica Investment Management, LLC	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Principal, Portfolio Manager (1993-2005)

Vincent A. Brancaccio Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Kenneth F. Broad Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Transamerica Investment Management, LLC	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Principal, Portfolio Manager (1993-2005)

Stephen J. Busch Vice President, Managed Accounts	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Mary Ellen M. Carrozza Vice President, Client Services	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Stephen G. Catricks Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Anthony G. Ciavarelli Vice President, Assistant General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

David F. Connor Vice President, Deputy General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Vice President, Deputy General Counsel, Secretary

Cori E. Daggett Vice President, Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Christopher M. Ericksen Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Transamerica Investment Management, LLC Goldman Sachs	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Portfolio Manager (2004-2005) Vice President, Portfolio Manager (1994-2004)

Joel A. Ettinger Vice President—Taxation	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Vice President, Taxation

Phoebe W. Figland Vice President— Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Joseph Fiorilla Vice President—Trading Operations	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Charles E. Fish Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Clifford M. Fisher Vice President, Senior Municipal Bond Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick G. Fortier Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Transamerica Investment Management, LLC	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Portfolio Manager (2000-2005)

Paul D. Foster Vice President, Investment Specialist— Emerging Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Denise A. Franchetti Vice President, Portfolio Manager, Municipal Bond Credit Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

James A. Furgele Vice President—Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Henry A. Garrido Vice President Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Barry S. Gladstein Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Edward Gray Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Thomas Weisel Partners	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Portfolio Manager (2002-2005)

Lisa L. Hansen Vice President, Head of Focus Growth Equity Trading	Delaware Management Holdings, Inc. Transamerica Investment Management, LLC	Similar capacities as positions with the Adviser Principal, Portfolio Manager, Senior Trader (1997-2005)

Gregory M. Heywood Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Transamerica Investment Management, LLC Wells Capital Management, LLC	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Senior Research Analyst (2004-2005) Senior Analyst (2003-2004)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Sharon Hill Vice President, Head of Quantitative Research and Analytics	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Christopher M. Holland Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Michael E. Hughes Vice President, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Cynthia Isom Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Kenneth R. Jackson Vice President, Quantitative Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Audrey E. Kohart Vice President, Financial Planning and Reporting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Andrew Kronschnabel Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Rosanne L. Kropp Vice President, Senior Fund Analyst II High Grade	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Nikhil G. Lalvani Vice President, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Steven T. Lampe Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Alfio Leone IV Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Anthony A. Lombardi Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Merrill Lynch	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Director—U.S. Active Large-Cap Value Team (1998-2004)

Francis P. Magee Vice President, Equity Business Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Charles (Tom) T. McClintic Vice President, High Yield Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Michael S. Morris Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Scott Moses Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Philip O. Obazee Vice President, Derivatives Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Donald G. Padilla Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Daniel J. Prislin Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Transamerica Investment Management, LLC	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Principal, Portfolio Manager (1998-2005)

Craig S. Remsen Vice President, Senior Credit Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Carl Rice Vice President, Senior Investment Specialist, Large Cap Value Focus Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Merrill Lynch	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Director, Product Specialist (1999-2004)

Joseph T. Rogina Vice President, Equity Trader	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Debbie A. Sabo Vice President, Equity Trader—Focus Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Kevin C. Schildt Vice President, Senior Municipal Credit Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Bruce Schoenfeld Vice President Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Richard D. Seidel Vice President, Assistant Controller, Assistant Treasurer	Delaware Management Holdings, Inc. Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Vice President, Assistant Controller, Manager-Payroll

Nancy E. Smith Vice President, Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Brenda L. Sprigman Vice President, the Adviser Business Manager— Fixed Income	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Michael T. Taggart Vice President—Facilities & Administrative Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Risé Taylor Vice President Strategic Investment Relationships	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Spencer M. Tullo Vice President, High Yield Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Robert A. Vogel, Jr. Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Merrill Lynch	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Director, U.S. Active Large-Cap Value Team (1992-2004)

Lori P. Wachs Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Laura A. Wagner Vice President— Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Kathryn R. Williams Vice President, Associate General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Nashira Wynn Vice President, Senior Equity Analyst, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Greg Zappin Vice President, Senior Credit Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Guojia Zhang Vice President, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Deutsche Investment Management Americas Inc.

Deutsche Investment Management Americas Inc. ("Deutsche") is a sub-adviser for the Registrant's Real Return Plus Fund. The principal business address of Deutsche is 345 Park Avenue, New York, NY 10154. Deutsche is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director or officer of Deutsche has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Emerging Markets Management, L.L.C.

Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722. EMM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Antoine W. van Agtmael Managing Director, Chairman and Chief Investment Officer	Emerging Markets Investors
Corporation
Emerging Markets Management
Company (Ireland) Limited
The Africa Emerging Markets
Fund
Emerging Markets Strategic Fund
Strategic Investment Management
International, L.P.
Strategic Investment
Partners, Inc.
Emerging Markets New Economy
	Fund PLC	Managing Director, Chairman and Chief Investment Officer Director Director Director Director Director Director

Michael A. Duffy Managing Director, Secretary/Treasurer and member of the Investment Committee	Emerging Markets Investors
Corporation

The Latin America Small
Capitalization Fund
Strategic Investment
Management, L.P.

Strategic Investment Management
International, L.P.

Strategic Investment
Partners, Inc. (SIP)	Managing Director,
Secretary/Treasurer and
member of the Investment
Committee
Director
Managing Director,
Secretary/Treasurer and
member of the Investment
Committee
Managing Director,
Secretary/Treasurer and
member of the Investment
Committee
Managing Director,
Secretary/Treasurer and
member of the Investment
Committee

Felicia J. Morrow Managing Director, Chief Executive Officer, Lead Portfolio Manager, and member of the Investment Committee	Emerging Markets Investors Corporation Emerging Markets Management Company (Ireland) Limited	Managing Director, Chief Executive Officer, Lead Portfolio Manager and member of the Investment Committee Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Hilda M. Ochoa-Brillembourg Director	Emerging Markets Investors
Corporation
Strategic Investment
Management, L.P.
Strategic Investment Management
International, L.P.
Strategic Investment
Partners, Inc.
Rockefeller Family Fund

General Mills

The World Bank/IMF
Credit Union
Harvard Management Company

McGraw-Hill Companies	Director
President, Director and a member
of the Investment Committee
President, Director and a member
of the Investment Committee
President, Director and a member
of the Investment Committee
Member of the Investment and
Finance Committees
Member of the Board of
Directors
Member of the Board of
Directors
Member of the Board of
Directors
Member of the Board of Directors

Mary C. Choksi Managing Director and Director	Emerging Markets Investors
Corporation
The Emerging Markets Country
Series Fund—The Value Fifty
Portfolio
EMSAF Mauritis

Strategic Investment
Management, L.P.

Strategic Investment Management
International, L.P.

Strategic Investment
Partners, Inc.

H.J. Heinz Company

Avis Budget Group, Inc.	Managing Director, Director

Director

Managing Director, Director
and member of the Investment
Committee
Managing Director, Director
and member of the Investment
Committee
Managing Director, Director and
member of the Investment
Committee
Managing Director, Director and
member of the Investment
Committee
Member of the Board of
Directors
Member of the Board of Directors

Carol A. Grefenstette Managing Director	Emerging Markets Investors Corporation Strategic Investment Management, L.P. Strategic Investment Management International, L.P. Strategic Investment Partners, Inc.	Managing Director and Director Managing Director Managing Director Managing Director and Director

Enhanced Investment Technologies, LLC

Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Diversified, Large Cap and Large Cap Disciplined Equity Funds. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lance V. Campbell Vice President and Chief Financial Officer	Enhanced Investment Technologies, LLC	—

E. Robert Fernholz Ph.D. Executive Vice President and Chief Investment Officer	Enhanced Investment Technologies, LLC	Director, Executive Vice President and Chief Investment Officer

Patricia E. Flynn Chief Compliance Officer	Enhanced Investment Technologies, LLC	Chief Compliance Officer

Robert A. Garvy Chairman, President and CEO	Enhanced Investment Technologies, LLC	Director, President and Chief Executive Officer

David E. Hurley Executive Vice President and Chief Operating Officer	Enhanced Investment Technologies, LLC	Chief Operating Officer and Executive Vice President

Justin B. Wright Vice President, Secretary and Chief Legal Counsel	Enhanced Investment Technologies, LLC	Vice President, Secretary and Chief Legal Counsel

First Quadrant, L.P.

First Quadrant, L.P. ("First Quadrant") is a sub-adviser for the Registrant's Real Return Plus Fund. The principal business address of First Quadrant is 800 E. Colorado Blvd., Suite 900, Pasadena, CA 91101. First Quadrant is a registered investment adviser under the Advisers Act.

First Quadrant's general partner, Affiliated Managers Group, Inc. ("AMG"), located at 600 Hale Street, Prides Crossing, MA 01965, holds an equity interest in 24 other affiliates. First Quadrant's only business relationship with any of these affiliates is with Managers Group LLC ("MIG"), and Affiliated Managers Group PTY Ltd. ("AMG Pty Ltd."). With respect to MIG, First Quadrant serves as sub-adviser to a series of mutual funds advised by MIG and is party to an investment adviser servicing agreement and sub-advisory marketing agreement with MIG. With respect to AMG Pty Ltd., First Quadrant is party to a client service/marketing agreement with AMG Pty Ltd. First Quadrant also has a subsidiary, FQN Management, LLC.

During the last two fiscal years, no partner of First Quadrant has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Fuller & Thaler Asset Management, Inc.

Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of Fuller & Thaler is 411 Borel Avenue, Suite 300, San Mateo, California 94402. Fuller & Thaler is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Russell J. Fuller, Director, President and Chief Investment Officer	—	—

John Kling, Director and Principal	—	—

Joseph S. Leung, Director, Senior Vice President and Head of Global & International Strategies	—	—

Frederick W. Stanske, Director, Senior Vice President and Head of Domestic Strategies	—	—

Stephen D. Bard, Director, Senior Vice President and Chief Operating Officer	—	—

Daniel Kahneman, Director	Princeton University, Department of Psychology, Green Hall, Princeton, NJ 08544	Eugene Higgins Professor of Psychology, Emeritus

Richard Thaler, Director and Principal	The University of Chicago Graduate School of Business, 5807 South Woodlawn Avenue, Chicago, Illinois 60637	Robert P. Gwinn Professor of Behavioral Science and Economics

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is a registered investment adviser under the Advisers Act.

Name and Position With GSAM	Name of Other Company	Position With Other Company
John S.Weinberg Managing Director—GSAM	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004	Vice Chairman

Name and Position With GSAM	Name of Other Company	Position With Other Company
	Goldman, Sachs & Co 85 Broad Street New York, New York 10004	Managing Director

Lloyd C. Blankfein Managing Director—GSAM	The Goldman Sachs Group, Inc. 85 Broad Street New York, New York 10004	Chairman, Chief Executive Officer and Director

	Goldman, Sachs & Co 85 Broad Street New York, New York 10004	Managing Director

Highland Capital Management, L.P.

Highland Capital Management, L.P. ("Highland Capital") is a sub-adviser for the Registrant's Enhanced Income Fund. The principal business address of Highland Capital is 13455 Noel Road, Suite 1300, Dallas, Texas 75240. Highland Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of Highland Capital has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

ING Investment Management Co.

ING Investment Management Co. ("ING IM") is a sub-adviser for the Registrant's Emerging Markets Debt and Core Fixed Income Funds. The principal business address of ING is 230 Park Avenue, 13th Floor, New York, New York 10169. ING is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of ING IM has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Matthew G. Bevin Chief Executive Officer & Principal	INVESCO—National Asset Management	(2001 – 2002) Director of Product Management

Daniel G. Bandi CFA, Chief Investment Officer, Value Equities & Principal	National City Investment Management, Co.	(1998 – 2003) Managing Director of Equity Investment

Daniel J. DeMonica CFA, Senior Portfolio Manager & Principal	National City Investment Management, Co.	(2001 – 2003) Portfolio Manager

Adam I. Friedman Senior Portfolio Manager & Principal	National City Investment Management, Co.	(1998 – 2003) Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William H. McNett CFA, Senior Portfolio Manager & Principal	Turner Investments	(1999 – 2003) Principal/ Client Service

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is an investment adviser registered under the Advisers Act.

The only business of Janus Capital Management LLC is to serve as a subadviser of the Registrant and as investment adviser or sub-adviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private, and retirement accounts.

The principal executive officers of the subadviser and their positions with the subadviser are as follows:

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robin C. Beery Chief Marketing Officer and Executive Vice President	Janus Capital Group Inc. Janus Services LLC The Janus Foundation Enhanced Investment Technologies, LLC	Chief Marketing Officer and Executive Vice President Executive Vice President President and Director Working Director

Gary D. Black Chief Executive Officer	Janus Capital Group Inc. Janus Management Holdings Corp. Bay Isle Financial LLC Enhanced Investment Technologies, LLC	Chief Executive Officer and Director Director and President President Working Director

Jonathan D. Coleman Executive Vice President and Co-Chief Investment Officer

Gregory A. Frost Senior Vice President and Chief Financial Officer	Janus Capital Group Inc. Janus Capital Asia Limited Janus Capital International Limited Janus Holdings Corporation Janus International Holding LLC Janus Management Holdings Corp.	Senior Vice President and
Chief Financial Officer
Director and Assistant Treasurer
Assistant Treasurer and Director
Senior Vice President, Controller,
and Director
Executive Vice President,
Controller, and Director
Senior Vice President, Chief
Financial Officer, and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Janus Services LLC	Senior Vice President and Chief Financial Officer

	Bay Isle Financial LLC	Senior Vice President and Chief Financial Officer

	Berger Financial Group	Vice President

	Capital Group Partners, Inc.	Senior Vice President, Controller, and Director

	Enhanced Investment Technologies, LLC	Vice President

Kelley Abbott Howes Senior Vice President and General Counsel	Janus Capital Group Inc. Janus Management Holdings Corp. Capital Group Partners, Inc. Enhanced Investment Technologies, LLC	Senior Vice President and General Counsel Senior Vice President, General Counsel, and Director Director Vice President

Dominic C. Martellaro Executive Vice President	Janus Capital Group Inc.	Executive Vice President

	Janus Capital Funds Plc	Director

	Janus Capital Trust Manager Limited	Director

	Janus Services LLC	Executive Vice President

Gibson Smith Executive Vice President and Co-Chief Investment Officer

John Zimmerman Executive Vice President	Janus Capital Group Inc.	Executive Vice President

	Enhanced Investment Technologies, LLC	Working Director

J.P Morgan Investment Management, Inc.

J. P. Morgan Investment Management, Inc. ("JPMIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167. JPMIM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO

Joseph K. Azelby Head of Real Estate, Managing Director	—	—

Clive Brown Director, Managing Director Head of International Business	—	—

Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—

Susan M. Canning Vice President	—	—

George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President

Iiman (Amy) Pappas Treasurer, Managing Director	—	—

Paul A. Quinsee Director, Managing Director	—	—

Lawrence M. Unrein Head of Private Equity and Hedge Funds Director, Managing Director	—	—

Lee Munder Investments, Ltd.

Lee Munder Investments, Ltd. ("LMIL") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder, Chairman	—	—

Kenneth Swan President & C.O.O.	—	—

Robert A. Smith Partner	Castanea Partners, Inc The Neiman Marcus Group	Co-Founder and Managing Director Vice Chairman of the Board of Directors

Jonathan Stone Portfolio Manager	—	—

Andrew L. Beja Portfolio Manager	—	—

R. Todd Vingers Portfolio Manager	—	—

Jeffrey Davis C.I.O.	Rockefeller & Co Berklee School of Music International House-NYC	C.I.O. Board of Trustees Board of Trustees

Joseph F. Tower III Chief Financial Officer, Chief Compliance Officer	Mellon Financial Corporation	Vice President

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital is a registered investment adviser under the Advisers Act.

During the last two years, no partner of LA Capital has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

LSV Asset Management

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Funds, Inc. General Partner	—	—

Josef Lakonishok Partner, CEO, Portfolio Manager	University of Illinois	Professor of Finance

Robert Vishny Partner	—	—

Menno Vermeulen, CFA Partner, Portfolio Manager,	—	—

Christopher J. LaCroix Partner, Managing Director of Business Development	—	—

Tremaine Atkinson Partner, Chief Operating Officer, Chief Compliance Officer	—	—

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Martingale Asset Management Corporation (MAM) General Partner	—	—

Patricia J. O'Connor CFO, Executive Vice President, Limited Partner	Martingale Asset Management Corporation	Treasurer, Director, Shareholder

William Edward Jacques, CIO, Executive Vice President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation Jacques Family Partners L.P.	Director, Shareholder Managing Partner

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Alan J. Strassman Chairman, Limited Partner	Martingale Asset Management Corporation Museum of Fine Arts Boston Boston Foundation for Sight WGBH Foundation Immune Disease Institute School of Museum of Fine Arts, Boston	Director, Chairman, Shareholder Trustee Trustee Trustee Trustee Honorary Life Governor (no vote)

Arnold Seton Wood President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation The Adam R. Wood Trust – 2003 The Esther P. Wood Trust – 2003 The Arnold S. Wood, III Trust – 2003	Director, Shareholder Trustee Trustee Trustee

Douglas Evan Stark CFA, Investment Research, Portfolio Manager, Limited Partner	—	—

Samuel Nathans, CFA Portfolio Manager, Limited Partner	—	—

Thomas A. Cosmer CFA, Senior Vice President and Limited Partner	—	—

Jill G. Brogan Vice President and Partner	The Professional Association for Investment Communication Resources	Chairperson (Voluntary)

Guy A. Skaggs Senior Vice President and Limited Partner	—	—

Elizabeth F. Davis Vice President and Limited Partner	—	—

Jennifer Visco Limited Partner	—	—

James M. Eysenbach, CFA Senior Vice President, Limited Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ellen M. Kelly Senior Vice President and Limited Partner	—	—

Jean Roukounakis Senior Portfolio Administrator, Limited Partner	—	—

Mazama Capital Management, Inc.

Mazama Capital Management, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Mazama is One SW Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald Adair Sauer President, Chairman and Chief Investment Officer	—	—

Helen McDonald Degener Director and Strategic Advisor	The Mathes Company	VP and Portfolio Manager

Jill Ronne Collins Senior Vice President Marketing & Client Service	—	—

Brian Paul Alfrey Director, Executive Vice President and Chief Operating Officer	—	—

Stephen Charles Brink Senior Vice President, Director of Research	—	—

Donald J. Klotter Senior Vice President, Marketing & Client Service	—	—

Shannon M. Lynch Chief Compliance Officer	—	—

McKinley Capital Management, Inc.

McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, International Equity and World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert B. Gillam President, CIO	FAS Alaska, Inc. McKinley Offshore Management, Ltd.	Officer, Director Director

Diane M. Wilke Executive Vice President, COO	McKinley Offshore Management, Ltd. FAS Alaska, Inc.	Director Officer, Director

Robert A. Gillam Director Global Equities	—	—

Tamara L. Leitis Assistant Vice President, HR Manager	—	—

Gregory O'Keefe CFO	—	—

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Long Duration, Extended Duration and Core Fixed Income Funds. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Dubchansky Chief Executive Officer, Managing Director	Metropolitan West Funds West Gate Advisors, LLC MWAM Distributors, LLC	Chairman of the Board of Trustees, CEO, President Chairman of the Board of Trustees, CEO, President CEO

Tad Rivelle Chief Investment Officer, Managing Director	West Gate Advisors, LLC	Chief Investment Officer, Partner, Managing Director

Laird Landmann Portfolio Manager, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director

David Lippman Portfolio Manager, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Steve Kane Portfolio Manager, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director

Chris Scibelli Director of Marketing, Managing Director	West Gate Advisors, LLC	Director of Marketing, Partner, Managing Director

Patrick Moore Director of Client Services, Managing Director	West Gate Advisors, LLC	Director of Client Services

Joseph Hattesohl Chief Financial Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds MWAM Distributors, LLC	Chief Financial Officer Treasurer, Chief Financial Officer President

Cal Rivelle Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer

Bryan Whalen Specialist Portfolio Manager; Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Mitchell Flack; Specialist Portfolio Manager; Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Keith T. Kirk Chief Compliance Officer	MWAM Distributors, LLC	Chief Compliance Officer

Montag & Caldwell, Inc.

Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Montag & Caldwell is 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald E. Canakaris, CFA Chairman, President and CIO; Board of Directors	—	—

Albertus Petrus Schouws Board of Directors	ABN AMRO Asset Management Holding, NV	Global Chief Financial Officer

Sarah Anne Cecil Russell Board of Directors	ABN AMRO Asset Management Holding, NV	Global CEO

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William A. Vogel, CFA CEO; Board of Directors	—	—

Rebecca M. Keister, CFA, CIPM Executive Vice President, Chief Compliance Officer; Corporate Secretary	—	—

Janet B. Bunch, CFA Executive Vice President; Board of Directors	—	—

Brian W. Stahl Vice President; Treasurer	—	—

Grover C. Maxwell III, CFA Executive Vice President	—	—

Thomas Leavitt III Board of Directors	ABN AMRO Asset Management Holding, NV	President & CEO for North America SBU

Sandra M. Barker CFA Vice President	—	—

Carol K. Burns Vice President	—	—

Dean C. Christians CMT Assistant Vice President	—	—

Jane R. Davenport CFA Vice President	—	—

James L. Deming, CFA Vice President	—	—

Helen M. Donahue CFA Vice President	—	—

Marcia C. Dubs Vice President	—	—

James M. Francis IV Assistant Vice President	—	—

C. Jefferson Hagood CFA Vice President	—	—

Mark C. Hayes CFA Vice President	—	—

Andrew W. Jung, CFA Vice President	—	—

William E. Long III Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Charles E. Markwalter CFA Vice President	—	—

Kurt T. Momand CFA Vice President	—	—

Michael A. Nadal Vice President	—	—

George M. Northrop Vice President	—	—

Carla T. Phillips Vice President	—	—

Katherine E. Ryan Assistant Vice President	—	—

Debbie J. Thomas Vice President	—	—

M. Scott Thompson, CFA Vice President	—	—

David L. Watson, CFA Vice President	—	—

John S. Whitney III Vice President	—	—

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. ("NCRAM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of NCRAM is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. NCRAM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Levine President, CEO and Board Member	Nomura Holding America, Inc.	Executive Managing Director

Joseph Redmond Schmuckler Co-Chairman of the Board	Nomura Securities International, Inc.	President, Chief Operating Officer

David Mair Findlay Executive Managing Director, Board Member, Chief Legal Officer	Nomura Holding America, Inc. Nomura Securities International, Inc.	Chief Legal Officer, Board Member, Executive Managing Director, Secretary Chief Legal Officer, Board Member, Executive Managing Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Shigesuke Kashiwagi Board Member	Nomura Holding America, Inc. Nomura Securities International, Inc. Nomura Funds Research and Technologies America, Inc.	Board Member, Executive Managing Director, Chief Operating Officer Board Member, Chief Executive Officer Director of the Board

Hideyuki Takahashi	Nomura Securities International, Inc. Nomura Holding America, Inc.	Chairman of the Board Board Member

David Crall Managing Director	—	—

Stephen Kotsen Director	—	—

Amy Yu Director	—	—

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Small Cap, Emerging Markets Equity and Small/Mid Cap Equity Funds. The principal business address of PanAgora is 260 Franklin Street, 22nd Floor, Boston, MA 02110. PanAgora is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Large Cap Disciplined Equity, Large Cap Diversified Alpha and Large Cap Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC Prudential Annuities Advisory Services, Inc.	Director Senior Vice President Senior Vice President

Dennis Kass Manager and Chairman	Jennison Associates LLC The Prudential Insurance Company of America Prudential Investment Management, Inc	Chairman & CEO Vice President Senior Managing Director, Director and Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Timothy J. Knierim Manager	Jennison Associates LLC PIM Warehouse, Inc. Prumerica Financial Asia Limited Residential Information Services, Inc. The Prudential Insurance Company of America Prudential Investment Management, Inc.	Director Assistant Secretary Corporate Secretary Vice President and Secretary Assistant Secretary Vice President and Assistant Secretary

Kenneth Moore Manager, Vice President and Chief Financial Officer	The Prudential Insurance Company of America Prudential Investment Management, Inc. Jennison Associates LLC Prudential Trust Company	Vice President Vice President Executive Vice President and Treasurer Director

Scott L. Hayward Manager and Chief Executive Officer	Jennison Associates LLC Prudential Trust Company The Prudential Insurance Company of America Pramerica Asset Management, Inc. Prudential Investment Management, Inc.	Executive Vice President Director Vice President Director Vice President

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company The Prudential Insurance Company of America Pramerica Asset Management, Inc. Prudential Investment Management, Inc.	Vice President Vice President Senior Vice President Vice President

Bernard B. Winograd Manager	Jennison Associates LLC
PIC Holdings Limited
PIM Foreign Investments, Inc.
PIM Warehouse, Inc.
Prudential Investment
Management Services LLC
Prudential Asset Management
Holding LLC
The Prudential Insurance
Company of America
Prudential Investment
Management, Inc.
PIM Investments, Inc.
	PIM Foreign Investments, Inc.	Director Chairman and Director President Chairman and Director Executive Vice President Manager and Vice President Vice President Chairman, Director and President & CEO Director and President President

Record Currency Management Limited

Record Currency Management Limited ("RCM") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Enhanced Income Funds. The principal business address of RCM is 1st Floor Morgan House, Madeira Walk, Windsor, Berkshire SL4 1EP United Kingdom. Record is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of RCM has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity and World Equity Ex-US Funds. The principal business address of Rexiter is 21 St. James's Square, London SWIY 4SS United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth King Chairman and Chief Investment Officer	—	—

Helena Coles Director—Senior Investment Manager	—	—

Arzu Akkemik Director—Investment Manager	—	—

Jamshed Desai Senior Investment Manager	—	—

Adrian Cowell Director—Senior Investment Manager	—	—

Murray Davey Managing Director— Global Emerging Markets Senior Investment Manager	—	—

Christopher James Director—Senior Investment Manager	—	—

Gavin MacLachlan Director—Chief Operating Officer and Company Secretary	—	—

Nicholas Payne Director—Senior Investment Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Christopher Vale Managing Director and CIO Asia— Investment Manager	—	—

Joe Lyons Non-Executive Director	State Street Global Alliance (US)	Senior Principal

Jared Cahse Non-Executive Director	State Street Global Alliance (US)	Chairman

Randy Carrigan Legal Counsel	State Street Global Alliance (US)	Legal Counsel

Sam Stewart Chief Compliance Officer	SSgA Limited (UK)	Head of Compliance and Risk

Christopher Peacock Head of Compliance and Risk	SSgA Limited (UK)	Deputy Head of Compliance and Risk

Tanya Barvenik Compliance and Risk Associate	SSgA Limited (UK)	Compliance Assistant

Ming Wong Compliance—Code of Ethics	SSgA (US)	Compliance—Code of Ethics

Elizabeth Shea Compliance—Code of Ethics	SSgA (US)	Compliance—Code of Ethics

Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting

Sylvana Billings Group Finance Manager	—	—

Robeco Investment Management Inc.

Robeco Investment Management Inc. ("Robeco") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Robeco is 909 Third Avenue, New York, New York 10022. Robeco is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of Robeco has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of Security Capital has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward Loughlin Director & President	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services SEI Trust Company SEI Investments Canada Company	Executive Vice President Director Senior Vice President Director Director

Karl Dasher Director, Senior Vice President & Chief Investment Officer	—	—

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Insurance Group

SIMC Holdings, LLC
SEI Ventures Inc.

SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global
Funds Services
SEI Funds Inc.

SEI Investments Inc.

SEI Investments Global Corp
Inc.
SEI Global Capital
Investments Inc.
SEI Investments Global, Limited
SEI Investments—Global Fund
Services Limited
Larington Limited	General Counsel & Executive
Vice President, Assistant
Secretary
Senior Vice President &
Assistant Secretary
Manager
Senior Vice President &
Secretary
Senior Vice President &
Assistant Secretary
Manager
Senior Vice President &
Secretary
Senior Vice President &
Assistant Secretary
Senior Vice President &
Secretary
Senior Vice President &
Secretary
Director, Senior Vice President &
Secretary
Senior Vice President &
Secretary
Director
Director

Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Advanced Capital Management Inc. SEI Primus Holding Corp SEI Global Services Inc. SEI Private Trust Company	Director, Senior Vice President & Secretary Senior Vice President & Assistant Secretary Senior Vice President & Assistant Secretary Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global Funds
Services
SEI Trust Company
SEI Investments Global
(Cayman) Limited
SEI Global Holdings
(Cayman) Inc.
SEI Investments Global
(Bermuda) Ltd
	SEI Global Services Inc.	Executive Vice President Director Chief Executive Officer Director Director Chairman of the Board & Executive Chief Officer Director, President Director, Senior Vice President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Inc. (Canada)
SEI Capital Limited (Canada)
SEI Global Investments Corp
SEI Investments (Europe) Ltd
SEI Investments—Unit Trust
Management (UK) Limited
SEI Global Nominee Ltd
SEI Asset Korea
SEI Investments
(South Africa) Limited
SEI Investments Global,
Limited
SEI Investments Canada
Company
	SEI Global Services, Inc.	Executive Vice President Director Director President Director Director Director Director Director Director Director Senior Vice President

Chris Keogh Director & Senior Vice President	—	—

Kathy Heilig Director & Senior Vice President	SEI Investments Company SEI Insurance Group, Inc.	Vice President, Controller & Chief Accounting Officer Vice President & Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
SEI Ventures, Inc.

SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc.
SEI Investments Global Funds
Services
SEI Funds Inc.

SEI Investments, Inc.

SEI Global Investments Corp

SEI Global Capital Investments,
Inc.
SEI Investments Global
Vice President & Treasurer
SEI Investments Global Holdings
(Cayman) Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp

SEI Global Services, Inc.
SEI Franchise Inc.	Director, Vice President &
Treasurer
Manager, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Vice President, Assistant
Secretary & Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Treasurer
Vice President & Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SIMC Holdings, LLC SIMC Subsidiary LLC SEI Investments Global Funds Services SEI Funds Inc. SEI Investments Global (Bermuda) Ltd SEI Global Services Inc. SEI Franchise Inc.	Vice President & Assistant Secretary Manager Manager General Counsel, Vice President & Secretary Vice President Vice President Vice President & Assistant Secretary Assistant Secretary

Richard Deak Vice President & Assistant Secretary	SEI Investments Company SEI Investments Global Funds Services SEI Global Services Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company SEI Insurance Group SEI Global Services Inc. SEI Franchise Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc. SEI Global Services Inc.	Vice President & Assistant Secretary Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary

Sofia Rosala Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Lauren Shank Vice President & Assistant Secretary	SEI Global Services Inc.	Vice President & Assistant Secretary

Lori L. White Vice President & Assistant Secretary	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services	Vice President & Assistant Secretary Vice President & Assistant Secretary Assistant Secretary

Michael Brophy Chief Compliance Officer	—	—

Kevin Barr Vice President	SEI Investments Distribution Company SEI Global Services Inc.	President & Chief Executive Officer Vice President

Michael Cagnina Vice President	—	—

David Campbell Vice President	SEI Investments Global Funds Services SEI Global Services Inc.	Vice President Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jim Combs Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Investments Distribution Company SEI Franchise Inc.	Vice President Vice President

Greg Gettinger Vice President	SEI Investments Management Corporation Delaware LLC SEI Investments Global Funds Services SEI Global Services Inc.	Vice President Vice President Vice President

Paul Klauder Vice President	SEI Global Services Inc.	Vice President

James Martielli Vice President	—	—

John J. McCue Vice President	—	—

Dave McLaughliin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President

James Miceli Vice President	—	—

Stephen Onofrio Vice President	—	—

Debra Phillips Vice President	—	—

Alison Saunders Vice President	—	—

John Scarpato Vice President	—	—

Brandon Sharrett Vice President	SEI Global Services Inc.	Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Greg Stahl Vice President	—	—

Raymond B. Webster Vice President	SEI Global Services Inc.	Vice President

Smith Breeden Associates, Inc.

Smith Breeden Associates, Inc. ("Smith Breeden") is a sub-adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha, International Equity and World Equity Ex-US Funds. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157. Smith Breeden is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel C. Dektar, Chief Investment Officer	—	—

Stephen A. Eason, CFA, Executive Vice President	Eason Energy, Inc.	President

Eugene Flood, Jr., Ph.D., Chief Executive Officer	College Retirement Equity Fund Duke University's Fuqua School of Business University of North Carolina at Chapel Hill M.I.T's Sloan School of Management M.I.T's Economics Department	Trustee Member of Board of Visitors Member of Board of Visitors Member of Dean's Advisory Committee Member of Visiting Committee

Michael J. Giarla, Chairman	Wyandotte Community
Corporation
Harrington Bank, FSB
Community First Financial Group
Inc.
Square 1 Financial
Square 1 Bank
Peninsula Banking Group
Self Help Ventures Fund
Duke University's Fuqua School
of Business
Durham Academy
Roxbury Latin School
	The Hill Center	Board member Chairman Director Vice Chairman Director Director Board member Member of Board of Visitors Chairman of the Board Trustee Trustee

Stanley J. Kon, Ph.D., Director of Research	Los Padres Savings Bank, FSB	Director

Marianthe S. Mewkill Chief Operating Officer	—	—

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a sub-adviser for the Registrant's Large Cap Index Fund. The principal business address of SSgA FM is One Lincoln St. Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Edward Ross President & Director	State Street Global Advisors a division of State Street Bank and Trust Company	Senior Managing Director

Mitchell H. Shames Director	State Street Global Advisors	Senior Managing Director and General Counsel

Mark J. Duggan Chief Legal Officer	State Street Global Advisors	Senior Managing Director and Deputy General Counsel

Peter A. Ambrosini Chief Compliance Officer	State Street Global Advisors	Senior Managing Director and Chief Compliance and Risk Management Officer

Thomas P. Kelly Treasurer	State Street Global Advisors	Senior Managing Director

Peter G. Leahy Director	State Street Corporation State Street Global Advisors	Executive Vice President Chief Product Officer and Senior Managing Director

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Peter J. Wilby Chief Investment Officer/ Managing Member of General Partner	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Managing Director and Chief Investment Officer-Fixed Income

Thomas W. Brock Chief Executive Officer	Columbia Management Multi-Strategy Hedge Fund LLC BACAP Alternative Multi- Strategy Fund LLC Liberty All-Star Fund Liberty Growth Fund	Director Director Director Director

James J. Dooley Chief Financial Officer	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Managing Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jeffrey S. Scott Chief Compliance Officer	New York Life Insurance Company Salomon Brothers Asset Management Inc	Chief Compliance Officer

Adam J. Shapiro General Counsel	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Director

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap, Enhanced Income and Small/Mid Cap Equity Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of Wells Capital has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bruce D. Alberts Chief Investment Officer	None	None

Peter L. Bain Director	Western Asset Management
Company Ltd
Legg Mason, Inc.
Legg Mason Funds
Management, Inc.
Brandywine Asset
Management, LLC
Nova Scotia Company
BMML, Inc.
Legg Mason Capital
Management, Inc.
	Barrett Associates, Inc.	Director Senior Executive Vice President Director Director/Manager Director Vice President and Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bartlett and Co.
Berkshire Asset Management, Inc.
Legg Mason Focus Capital, Inc.
Gray, Seifert and Company, LLC
Howard Weil Incorporated
Legg Mason Real Estate
Services, Inc.
Legg Mason Commercial Real
Estate Services, Inc.
Legg Mason Funding, Inc.
Legg Mason Limited
Legg Mason Properties, Inc.
Legg Mason Realty Group, Inc.
LM Tower, Inc.
PCM Holdings, Inc.
PCM Holdings II, LLC
Royce & Associates, Inc.
	Permal	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Manager Director

James W. Hirschmann III CEO	Western Asset Management Company Ltd.	Director

Gavin L. James Director of Global Client Services	None	None

S. Kenneth Leech Chief Investment Officer	None	None

Edward A. Taber III Director	Western Asset Management
Company, Ltd.
Legg Mason, Inc
Legg Mason Fund Adviser, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Asset
Management, LLC
Legg Mason Real Estate
Investors, Inc.
Nova Scotia Company
Legg Mason Asset Management
(Asia) Pte Ltd
Legg Mason Real Estate Securities
Advisors, Inc.
	LM Holdings, Inc.	Director Executive Vice President Director Director Manager Director Vice President and Director Director Director Director

Stephen A. Walsh Deputy Chief Investment Officer	None	None

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western Asset Limited is 155 Bishopsgate, London EC2M 3XG United Kingdom. Western Asset Limited is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bruce D. Alberts Chief Financial Officer	None	None

Peter L. Bain Director	Western Asset Management
Company Ltd.
Legg Mason, Inc.
Legg Mason Funds
Management, Inc.
Brandywine Asset
Management, LLC
Nova Scotia Company
BMML, Inc.
Legg Mason Capital
Management, Inc.
Barrett Associates, Inc.
Bartlett and Co.
Berkshire Asset Management, Inc.
Legg Mason Focus Capital, Inc.
Gray, Seifert and Company, LLC
Howard Weil Incorporated
Legg Mason Real Estate
Services, Inc.
Legg Mason Commercial Real
Estate Services, Inc.
Legg Mason Funding, Inc.
Legg Mason Limited
Legg Mason Properties, Inc.
Legg Mason Realty Group, Inc.
LM Tower, Inc.
PCM Holdings, Inc.
PCM Holdings II, LLC
Royce & Associates, Inc.
Permal	Director

Senior Executive Vice President
Director

Director/Manager

Director
Vice President and Director
Director

Director

Director
Director
Director
Director

Director

Director
Director
Director
Director
Director
Director
Director
Manager
Director

James W. Hirschmann III CEO	Western Asset Management Company Ltd.	Director

Gavin L. James Director of Global Client Services	None	None

S. Kenneth Leech Chief Investment Officer	None	None

Charles A. Ruyz de Perez	Western Asset Management Company Ltd.	Secretary, General Counsel and Head of Legal and Compliance

Edward A. Taber III Director	Western Asset Management Company, Ltd. Legg Mason, Inc	Director Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Legg Mason Fund Adviser, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Asset
Management, LLC
Legg Mason Real Estate
Investors, Inc.
Nova Scotia Company
Legg Mason Asset Management
(Asia) Pte Ltd
Legg Mason Real Estate Securities
Advisors, Inc.
	LM Holdings, Inc.	Director Director Manager Director Vice President and Director Director Director Director

Stephen A. Walsh Deputy Chief Investment Officer	None	None

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclay's Global Investors Funds	March 31, 2003
SEI Opportunity Fund, LP	October 1, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
Accessor Funds	March 1, 2007
TD Asset Management USA Funds	July 25, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Office With Underwriter	Positions and Offices With Registrant
William M. Doran	Director	Trustee

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

John Munch	General Counsel & Secretary	—

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Michael Farrell	Vice President	—

Mark J. Held	Senior Vice President	—

Thomas Rodman	Chief Operations Officer	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary	—

Lori L. White	Vice President and Assistant Secretary	—

Robert Silvestri	Vice President	—

John Coary	Vice President & Assistant Secretary	—

Mark McManus	Vice President	—

John Cronin	Vice President	—

Robert McCarthy	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

Acadian Asset Management Inc.
One Post Office Square
Boston, Massachusetts 02109

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Alphasimplex Group LLC
One Cambridge Center
Cambridge, Massachusetts 02142

Analytic Investors Inc.
500 South Grand Avenue
23rd Floor
Los Angeles, California 90071

Ares Management LLC
1999 Avenue of the Stars
19th Floor
Los Angeles, California 90067

Aronson+Johnson+Ortiz, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Limited
20 Bedfordbury
London, United Kingdom WCZN 4BL

AXA Rosenberg Investment Management LLC
4 Orinda Way
Building E
Orinda, California 94563

BlackRock Advisors, Inc.
40 East 52nd Street
New York, New York 10022

The Boston Company Asset Management
One Boston Place
Boston, Massachusetts 02108

Capital Guardian Trust Company
333 South Hope Street
55th Floor
Los Angeles, California 90071

David J. Greene & Company, LLC
599 Lexington Avenue
New York, New York 10022

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Deutsche Investment Management Americas Inc.
345 Park Avenue
New York, New York 10154

Emerging Markets Management, L.L.C.
1001 Nineteenth Street North
17th Floor
Arlington, Virginia 22209-1722

Enhanced Investment Technologies, LLC
2401 P.G.A. Boulevard
Suite 100
Palm Beach Gardens, Florida 33410

Fuller & Thaler Asset Management, Inc.
411 Borel Avenue
Suite 300
San Mateo, California 94402

Goldman Sachs Asset Management
32 Old Slip
New York, New York 10005

Highland Capital Management, L.P.
13455 Noel Road
Suite 1300
Dallas, Texas 75240

ING Investment Management Co.
230 Park Avenue, 13th Floor
New York, New York 10169

Integrity Asset Management, LLC
401 West Main Street
Suite 2100
Louisville, Kentucky 40202

Janus Capital Management
151 Detroit Street
Denver, Colorado 80206

J.P. Morgan Investment Management, Inc.
522 Fifth Avenue
New York, New York 10036

Lee Munder Investments, Ltd.
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Los Angeles Capital Management and Equity Research
11150 Santa Monica Blvd.
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, Oregon 97258

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Montag & Caldwell, Inc.
3455 Peachtree Road, NE Suite 1200
Atlanta, Georgia 30326-3248

Nomura Corporate Research and Asset Management Inc.
2 World Financial Center
Building B
New York, New York 10281-1198

PanAgora Asset Management Inc.
260 Franklin Street
22nd Floor
Boston, MA 02110

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Record Currency Management Limited
1st Floor Morgan House
Madeira Walk
Windsor, Berkshire SL4 1EP.

Rexiter Capital Management Limited
21 St. James's Square
London SWIY 4SS United Kingdom

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research &
Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Smith Breeden Associates, Inc.
100 Europa Drive, Suite 200
Chapel Hill, North Carolina 27157

SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts 02111

Stone Harbor Investment Partners LP
31 West 52nd Street
New York, New York 10019.

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard, 6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A ZEN
United Kingdom

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of November, 2007.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

* Rosemarie B. Greco	Trustee	November 20, 2007
* William M. Doran	Trustee	November 20, 2007
* F. Wendell Gooch	Trustee	November 20, 2007
* George J. Sullivan, Jr.	Trustee	November 20, 2007
* James M. Storey	Trustee	November 20, 2007
/S/ Robert A. Nesher Robert A. Nesher	Trustee	November 20, 2007
* Nina Lesavoy	Trustee	November 20, 2007
* James M. Williams	Trustee	November 20, 2007
* Mitchell A. Johnson	Trustee	November 20, 2007
/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	November 20, 2007
/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	November 20, 2007
*By: /S/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B (d)(16)	Interim Investment Sub-Advisory Agreement dated October 17, 2007 between SIMC and Montag & Caldwell Inc. with respect to the Large Cap Fund is filed herewith.

EX-99.B (d)(110)	Investment Sub-Advisory Agreement dated October 10, 2007 between SIMC and ING Investment Management Advisors, B.V. with respect to the Emerging Markets Debt Fund is filed herewith.

EX-99.B (p)(51)	The Code of Ethics for ING Investment Management Advisors, B.V. is filed herewith.